New accounting pronouncements	6 Months Ended
Jun. 30, 2024
New accounting pronouncements
New accounting pronouncements
4 New accounting pronouncements
a) New standards, interpretations and amendments adopted by the Group
During the current period the Group has adopted the following amendments, which have no material impacts on the Group’s interim consolidated financial statements.

•Amendments to IAS 1: Classification of Liabilities as Current or Non-Current
•Amendments to IFRS 16: Lease Liability in a Sale and Leaseback
•Amendments to IAS 1: Non-current Liabilities with Covenants
•Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangements
b) Standards issued during the interim period but not yet effective in the interim condensed consolidated financial statements
IAS 21 ("The Effects of Changes in Foreign Exchange Rates") amendment on lack of exchangeability
On 15 August 2023, the IASB issued ‘The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (Amendment to IAS 21)' that adds requirements for determining whether a currency can be exchanged for another currency (exchangeability) and defining how to determine the spot exchange rate to be used when it is not possible to exchange a currency for a long period of time. This change also requires the disclosure of information that allows understanding how the currency that cannot be exchanged for another currency affects, or is expected to affect, the financial performance, financial position and cash flows of the entity, in addition to the spot exchange rate used on the reporting date and how it was determined. The amendment is effective for annual reporting periods beginning on or after January 1, 2025.
The group does not expect a material impact upon adoption of this amendment.
Amendments IFRS 9 ("Financial Instruments") and IFRS 7 ("Financial Instruments: Disclosures") regarding the classification and measurement of financial instruments
On 30 May 2024, the IASB issued ‘Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)'. These amendments intend to: i) clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; ii) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; iii) add new disclosure requirements for instruments with contractual conditions that can change cash flows, like those linked to ESG targets; and iv) update the disclosure requirements for equity instruments designated at fair value through other comprehensive income, separating the fair value reserve into the fair value gains or losses of the investments derecognised and those held at the end of the period. These amendments apply at the date they become effective without restating the comparatives. The amendments are effective for annual reporting periods beginning on or after January 1, 2026.
The group does not expect a material impact upon adoption of these amendments.
IFRS 18 Presentation and Disclosures in Financial Statements
On 9 April 2024, the IASB issued ‘IFRS 18 - Presentation and Disclosures in Financial Statements'. This new standard will replace the current IAS 1. While retaining many of the existing principles of IAS 1, it is focused on the specification of a structure for the statement of profit or loss, composed of categories and required subtotals. Items in the statement of profit or loss will be classified into one of three categories: operating, investing, financing. Specified subtotals and totals will be required being the main change the mandatory inclusion of the subtotal “Operating profit or loss”. This standard also includes improvements to the disclosure of management performance measures including the reconciliation with the most similar specified subtotal in IFRS Accounting standards. This standard also enhances guidance on the principles of aggregation and disaggregation of information in the financial statements and respective notes, based on their shared characteristics. This standard applies retrospectively. The standard is effective for annual reporting periods beginning on or after January 1, 2027.
The group is analyzing the potential impacts of adoption of this standard in the presentation of financial statements (in particular comprehensive income statement), and disclosures of management performance measures.
IFRS 19 Subsidiaries without Public Accountability: Disclosures
On 9 May 2024, the IASB issued ‘IFRS 19 Subsidiaries without Public Accountability: Disclosures'. This new standard is still subject to endorsement by the European Union. IFRS 19 is a voluntary standard which allows “Eligible” subsidiaries to use IFRS Accounting Standards with reduced disclosure requirements. IFRS 19 is a disclosure-only standard and works alongside other IFRS Accounting Standards for recognition, measurement, and presentation requirements. A subsidiary is “Eligible” if (i) it does not have public accountability; and (ii) has a parent that prepares consolidated financial statements available for public use that comply with IFRS Accounting Standards. IFRS 19 can be applied by “Eligible” subsidiaries when preparing their own consolidated, separate or individual financial statements. Complete comparative information needs to be prepared under IFRS 19 unless any exemption applies. The standard is effective for annual reporting periods beginning on or after January 1, 2027.
The group will not have a material impact upon adoption of this standard.